Prepayments and other assets - Aging of loans receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Total loans	¥ 70,325	¥ 78,924
Deposits for investments		1,540
1-29 days past Due
Financing Receivable, Past Due [Line Items]
Total loans	200
30-89 days past Due
Financing Receivable, Past Due [Line Items]
Total loans	106
90-179 days past Due
Financing Receivable, Past Due [Line Items]
Total loans	3,690
Over 180 days past Due
Financing Receivable, Past Due [Line Items]
Total loans	20,407	14,954
Total past Due
Financing Receivable, Past Due [Line Items]
Total loans	24,403	14,954
Current
Financing Receivable, Past Due [Line Items]
Total loans	¥ 45,922	¥ 63,970